Long-Term Debt, Loan dated September 1, 2015 (Details) - Loan Agreement dated September 1, 2015 [Member] $ in Thousands				12 Months Ended
	Jun. 30, 2018 USD ($)	Feb. 23, 2017	Sep. 01, 2015 USD ($) Installment Vessel	Dec. 31, 2017
Secured Credit Facilities [Abstract]
Borrowing capacity			$ 44,430
Number of consecutive payment installments | Installment			12
Frequency of periodic payment				Quarterly
Balloon payment			$ 28,837
Maturity date				Jun. 30, 2020
Number of vessels secured by first priority mortgage | Vessel			2
Plan [Member]
Secured Credit Facilities [Abstract]
Prepayment necessary to decrease margin on variable rate	$ 3,000
Minimum [Member]
Secured Credit Facilities [Abstract]
Security coverage requirement		120.00%
EBITDA to interest payments ratio		2
Maximum [Member]
Secured Credit Facilities [Abstract]
Total liabilities to total assets ratio		75.00%
LIBOR [Member] | Plan [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate	3.25%
LIBOR [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate			3.40%
LIBOR [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate			3.60%
First Three Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment			3
Installment payment			$ 1,049
Fourth Installment [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment			1
Installment payment			$ 4,050
Next Eight Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment			8
Installment payment			$ 1,049